Average Annual Total Returns - FidelityShort-TermBondFund-AMCIZPRO - FidelityShort-TermBondFund-AMCIZPRO - Fidelity Short-Term Bond Fund	Oct. 30, 2023
Fidelity Advisor Short-Term Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(5.24%)
Past 5 years	0.43%
Since Inception	0.43%	[1]
Fidelity Advisor Short-Term Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.58%)
Past 5 years	(0.20%)
Since Inception	(0.15%)	[1]
Fidelity Advisor Short-Term Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.10%)
Past 5 years	0.08%
Since Inception	0.09%	[1]
Fidelity Advisor Short-Term Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(5.25%)
Past 5 years	0.42%
Since Inception	0.42%	[2]
Fidelity Advisor Short-Term Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(5.57%)
Past 5 years	(0.13%)
Since Inception	(0.20%)	[3]
Fidelity Advisor Short-Term Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(3.66%)
Past 5 years	0.88%
Since Inception	0.81%	[4]
Fidelity Advisor Short-Term Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(3.53%)
Since Inception	1.05%	[5]
LB013
Average Annual Return:
Past 1 year	(3.69%)
Past 5 years	0.92%
Since Inception	0.80%

[1]	AFrom July 12, 2016.
[2]	BFrom July 12, 2016.
[3]	CFrom July 12, 2016.
[4]	DFrom July 12, 2016.
[5]	EFrom October 2, 2018.